Investment in Green Technology Metals	12 Months Ended
Dec. 31, 2023
Disclosure of interest in other entities [abstract]
Investment in Green Technology Metals
7.
INVESTMENT IN GREEN TECHNOLOGY METALS

On April 28, 2022, LAC North America entered into an agreement to acquire shares of Green Technology Metals Limited (ASX: GT1) (“Green Technology Metals”), a North American focused lithium exploration and development public company with hard rock spodumene assets in north-western Ontario, Canada, in a private placement for total consideration of $10,000.

As at December 31, 2023, the Company holds 13,301 common shares, representing approximately 4% of the issued and outstanding shares of Green Technology Metals with a fair value of $2,580 (December 31, 2022 - $7,451) determined based on the market price of Green Technology Metals’ shares as of such date. A loss on change in fair value of Green Technology Metals Shares of $4,871 at December 31, 2023 (2022 - $2,564) was recognized in the Consolidated Statements of Comprehensive Loss.

The Company’s investment in Green Technology Metals is classified as a Level 1 financial instrument (Note 24).